Deferred Revenue - Summary of Contract Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contract Liabilities [Abstract]
Non-current	¥ 27
Current	1,431	¥ 978
Contract liabilities	¥ 1,458	¥ 978